INCOME TAXES (Narrative) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2009	May. 22, 2015
Income Tax Applicable Tax Rates [Line Items]
Enterprise income tax rate	25.00%	25.00%	25.00%
Withholding tax rate	10.00%
Statue of limitations period	3 years
Valuation allowance	¥ (264,592,020)	¥ (116,351,465)
Undistributed earnings related to investments in subsidiaries		¥ 23,000,000
Expedia [Member]
Income Tax Applicable Tax Rates [Line Items]
Ownership interest acquired, percentage					82.00%
2016 [Member]
Income Tax Applicable Tax Rates [Line Items]
Operating loss carryforwards	¥ 6,847,027
2017 [Member]
Income Tax Applicable Tax Rates [Line Items]
Operating loss carryforwards	4,442,566
2018 [Member]
Income Tax Applicable Tax Rates [Line Items]
Operating loss carryforwards	1,388,389
2019 [Member]
Income Tax Applicable Tax Rates [Line Items]
Operating loss carryforwards	131,126,039
2020 [Member]
Income Tax Applicable Tax Rates [Line Items]
Operating loss carryforwards	¥ 864,281,306
High New Technology Enterprise [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate				15.00%
Extended period [Member]
Income Tax Applicable Tax Rates [Line Items]
Statue of limitations period	5 years
Transferring price issues [Member]
Income Tax Applicable Tax Rates [Line Items]
Statue of limitations period	10 years